Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2024	2023	2022
Profit for the year attributable to equity holders ($m)	7,035	5,955	3,288
Basic earnings per Ordinary Share	$4.54	$3.84	$2.12
Diluted earnings per Ordinary Share	$4.50	$3.81	$2.11
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,550	1,549	1,548
Dilutive impact of share options outstanding (millions)	13	13	12
Diluted weighted average number of Ordinary Shares in issue (millions)	1,563	1,562	1,560